SEGMENT REPORTING (Details Narrative) - Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of reportable segments	1	1
Number of operating segments	1	1